Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2035 of Chubb INA Holdings LLC
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,249,387,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 191,281.23
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.900% Senior Notes due 2035 of Chubb Limited
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees being registered hereby.